Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Value added tax recoverable	¥ 17,299		¥ 9,527
Prepaid rent	6,753		4,815
Advances to employees	3,851		7,319
Interest receivable	3,795
Receivable from KOLs	919		5,436
Others	4,695		5,872
Total	¥ 37,312	$ 5,269	¥ 32,969